Subsequent Events	5 Months Ended
Aug. 31, 2020
Subsequent Events
Note 8 - Subsequent Events

In accordance with ASC 855, the Company has analyzed its operations subsequent to August 31, 2020 through the date these financial statements were issued, and has determined that it does not have any material subsequent events to disclose in these financial statements.